EMPLOYEE BENEFITS (Details 2) $ in Thousands	Dec. 31, 2024 USD ($)
Discount rate [member]
Statement [Line Items]
Increase in 100 bps	$ (5,721)
Decrease in 100 bps	6,546
Wage growth rates [member]
Statement [Line Items]
Increase in 100 bps	5,773
Decrease in 100 bps	$ (5,099)